4675 MacArthur Court Suite 1400 Newport Beach, CA 92660-8842 +1 949 442 6000 Main +1 949 442 6010 Fax www.dechert.com

TIFFANY A. FORD tiffany.ford@dechert.com +1 949 442 6005 Direct +1 949 681 8648 Fax

September 18, 2007

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Australia Equity Fund, Inc. (“Registrant”)

File Nos. 333-142698

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant that:

(i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Registrant does not differ from that contained in Pre-Effective Amendment No. 2 to the Registrant’s registration statement which was filed with the Securities and Exchange Commission (the “SEC”) on September 12, 2007 and was declared effective by the SEC on September 14, 2007; and

(ii) the text of Pre-Effective Amendment No. 2 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at 949-442-6005.

Very truly yours,

/s/ Tiffany A. Ford
Tiffany A. Ford

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